Income Taxes - U.S. and foreign income (loss) from continuing operations before income taxes, with a reconciliation of tax at the federal statutory rate with the provision for income taxes (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Income (loss) before taxes - United States	$ 4,704	$ 2,867	$ (5,250)
Income Loss Before Income Taxes Foreign	4,820	7,106	2,635
Income (loss) before income taxes	9,524	9,973	(2,615)
Federal statutory income tax	2,000	2,095	(915)
Non-U.S. effective tax rates	1,399	1,766	625
Tax Legislation	0	(10)	(852)
Canada disposition	0	0	(1,277)
U.K. disposition	(732)	(150)	0
Recovery of outside basis	(77)	(21)	(962)
Adjustment to tax reserves, amount	9	(4)	881
Adjustment to valuation allowances	(225)	(26)	0
APLNG impairment	0	0	834
State income tax	123	135	(84)
Enhanded oil recovery credit	(27)	(99)	(68)
Malaysia Deepwater TaxCredits Incentive	(164)	0	0
Other	(39)	(18)	(4)
Total provision (benefit) for income taxes	$ 2,267	$ 3,668	$ (1,822)
Income (loss) before income taxes, United States, Percentage	49.40%	28.70%	200.80%
Income (loss) before income taxes, foreign, percentage	50.60%	71.30%	(100.80%)
Income (Loss) Before Income Taxes In Percent	100.00%	100.00%	100.00%
Federal statutory rate percentage	21.00%	21.00%	35.00%
Tax legislation, percentage	0.00%	(0.10%)	32.60%
Canada disposition, percentage	0.00%	0.00%	48.80%
U.K. disposition, percentage	(7.70%)	(1.50%)	0.00%
Recovery of outside basis, percentage	(0.80%)	(0.20%)	36.80%
Adjustment to valuation allowances	(2.40%)	(0.30%)	0.00%
APLNG Impairment, percentage	0.00%	0.00%	(31.90%)
State income tax, percentage	1.30%	1.40%	3.20%
Enhanced oil recovery, percentage	(0.30%)	(1.00%)	2.60%
Other, percentage	(0.40%)	(0.20%)	0.20%
Adjustment to tax reserves, percentage	0.10%	0.00%	(33.70%)
Effective Income Tax Rate, Continuing Operations, percetage	23.80%	36.80%	69.70%
Malaysia Deepwater Tax Credits Incentive, Percentage	(1.70%)	0.00%	0.00%
Non US effective tax rates percentage	14.70%	17.70%	(23.90%)